Consolidated Statements of Comprehensive Income (Unaudited) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Revenue	£ 298	£ 468
Other income		16
Research and development costs	(2,251)	(2,413)
Administrative costs	(2,291)	(1,849)
Loss from operations	(4,244)	(3,778)
Finance income	410	404
Finance expense	(22)	(24)
Loss before tax	(3,856)	(3,398)
Taxation	288	337
Loss) for the period attributable to the owners of the parent	(3,568)	(3,061)
Items that will or may be reclassified subsequently to profit or loss:
Total other comprehensive gain net of tax
Total comprehensive loss attributable to the owners of the parent	£ (3,568)	£ (3,061)
Loss per share
Basic loss per share	£ (4)	£ (62)
Diluted loss per share	£ (4)	£ (62)